WARRANTS	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
WARRANTS
6. WARRANTS

The following table summarizes warrants to purchase common stock activity for the period ended March 31, 2012:

	Number of warrants	Range of Exercise Price
Warrants outstanding at December 31, 2011	4,962,645	$0.75- 4.00
Cancelled/Expired	(458,000)	$2.00
Warrants outstanding at March 31, 2012	4,504,645	$0.75 - 4.00

At March 31, 2012, stock purchase warrants will expire as follows:

	# of Warrants	Range of Exercise Price
2012	360,000	$2.00
2013	1,749,437	$0.75-1.40
2014	1,890,000	$1.82-4.00
2015	505,208	$1.25
Total	4,504,645	$0.75-4.00

12. WARRANTS AND WARRANT DERIVATIVE LIABILITY

The following table summarizes warrants to purchase common stock activity for the years ended December 31, 2011 and 2010:

	Amount	Range of Exercise Price
Warrants outstanding December 31, 2009	8,064,978	$0.75 - 6.05
Issued	—	$—
Cancelled/Expired	(770,059)	$0.75 - 6.05
Warrants outstanding December 31, 2010	7,294,919	$0.75 - 4.50
Issued	51,177	$0.75
Exercised	(170,032)	0.75 - 1.25
Cancelled/Expired	(2,213,419)	$0.75 - 6.05
Warrants outstanding December 31, 2011	4,962,645	$0.75 - 4.00

At December 31, 2011, stock purchase warrants will expire as follows:

	# of Warrants	Range of Exercise Price
2012	818,000	$1.40 - 2.00
2013	1,749,437	$0.75 - 1.40
2014	1,890,000	$1.82 - 4.00
2015	505,208	$1.25
Total	4,962,645	$0.75 - 4.00

The weighted-average remaining contractual life of the warrants outstanding at December 31, 2011 is 2.1 years.

Warrants and Warrant Derivative Liability

On October 14, 2011 the Company’s board of directors approved exchanging certain warrant contracts involving 511,767 shares that had terms that created certain anti-dilutive features under ASC 815-40. As part of compensation for eliminating these anti-dilutive accounting features from these respective warrants, the warrant holders received an additional 51,177 warrants at the original terms. The exchange was accounted for as a modification. Based on the change in fair value the company recorded a non-cash stock compensation expense of $42 thousand for the year ended December 31, 2011.

At December 31, 2011, the Company did not have a warrant derivative liability in the accompanying consolidated balance sheet from the result of the October 14, 2011 exchange. The Company did record a non-cash gain of $568 thousand for the year ended December 31, 2011 in other income (expense) for the warrant derivative liability. Based on the change in fair value of the warrant derivative liability, the Company recorded a non-cash gain of $2.7 million for the year ended December 31, 2010.